Financial Instruments - Schedule of Financial Instruments and Their Carrying Amounts (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities
Net exposure	R$ (29,705)	R$ (29,595)
Amortized Cost [Member]
Financial liabilities
Net exposure	(27,933)	(27,664)
FVTI [Member]
Financial liabilities
Net exposure	(3,715)	(2,916)
FVTOCI [Member]
Financial liabilities
Net exposure	1,943	985
Cash and cash equivalents [Member]
Financial assets
Financial assets	5,628	5,459
Cash and cash equivalents [Member] | Amortized Cost [Member]
Financial assets
Financial assets	5,628	5,459
Cash and cash equivalents [Member] | FVTI [Member]
Financial assets
Financial assets
Cash and cash equivalents [Member] | FVTOCI [Member]
Financial assets
Financial assets
Related parties [Member]
Financial assets
Financial assets	23	23
Related parties [Member] | Amortized Cost [Member]
Financial assets
Financial assets	23	23
Related parties [Member] | FVTI [Member]
Financial assets
Financial assets
Related parties [Member] | FVTOCI [Member]
Financial assets
Financial assets
Trade receivables and other accounts receivables [Member]
Financial assets
Financial assets	348	396
Trade receivables and other accounts receivables [Member] | Amortized Cost [Member]
Financial assets
Financial assets	348	396
Trade receivables and other accounts receivables [Member] | FVTI [Member]
Financial assets
Financial assets
Trade receivables and other accounts receivables [Member] | FVTOCI [Member]
Financial assets
Financial assets
Financial instruments at fair value [Member]
Financial assets
Financial assets	390	274
Financial liabilities
Financial liabilities	(18)	(8)
Financial instruments at fair value [Member] | Amortized Cost [Member]
Financial assets
Financial assets
Financial liabilities
Financial liabilities
Financial instruments at fair value [Member] | FVTI [Member]
Financial assets
Financial assets	390	274
Financial liabilities
Financial liabilities	(18)	(8)
Financial instruments at fair value [Member] | FVTOCI [Member]
Financial assets
Financial assets
Financial liabilities
Financial liabilities
Trade receivables with credit card and tickets [Member]
Financial assets
Financial assets	1,943	985
Trade receivables with credit card and tickets [Member] | Amortized Cost [Member]
Financial assets
Financial assets
Trade receivables with credit card and tickets [Member] | FVTI [Member]
Financial assets
Financial assets
Trade receivables with credit card and tickets [Member] | FVTOCI [Member]
Financial assets
Financial assets	1,943	985
Other accounts payable [Member]
Financial liabilities
Financial liabilities	(169)	(216)
Other accounts payable [Member] | Amortized Cost [Member]
Financial liabilities
Financial liabilities	(169)	(216)
Other accounts payable [Member] | FVTI [Member]
Financial liabilities
Financial liabilities
Other accounts payable [Member] | FVTOCI [Member]
Financial liabilities
Financial liabilities
Trade payable and trade payables – agreements [Member]
Financial liabilities
Financial liabilities	(11,659)	(12,148)
Trade payable and trade payables – agreements [Member] | Amortized Cost [Member]
Financial liabilities
Financial liabilities	(11,659)	(12,148)
Trade payable and trade payables – agreements [Member] | FVTI [Member]
Financial liabilities
Financial liabilities
Trade payable and trade payables – agreements [Member] | FVTOCI [Member]
Financial liabilities
Financial liabilities
Borrowings in domestic currency [Member]
Financial liabilities
Financial liabilities	(947)	(1,983)
Borrowings in domestic currency [Member] | Amortized Cost [Member]
Financial liabilities
Financial liabilities	(918)	(1,943)
Borrowings in domestic currency [Member] | FVTI [Member]
Financial liabilities
Financial liabilities	(29)	(40)
Borrowings in domestic currency [Member] | FVTOCI [Member]
Financial liabilities
Financial liabilities
Borrowings in foreign currency [Member]
Financial liabilities
Financial liabilities	(801)
Borrowings in foreign currency [Member] | Amortized Cost [Member]
Financial liabilities
Financial liabilities
Borrowings in foreign currency [Member] | FVTI [Member]
Financial liabilities
Financial liabilities	(801)
Borrowings in foreign currency [Member] | FVTOCI [Member]
Financial liabilities
Financial liabilities
Debentures and promissory notes [Member]
Financial liabilities
Financial liabilities	(14,799)	(13,193)
Debentures and promissory notes [Member] | Amortized Cost [Member]
Financial liabilities
Financial liabilities	(11,542)	(10,051)
Debentures and promissory notes [Member] | FVTI [Member]
Financial liabilities
Financial liabilities	(3,257)	(3,142)
Debentures and promissory notes [Member] | FVTOCI [Member]
Financial liabilities
Financial liabilities
Lease liabilities [Member]
Financial liabilities
Financial liabilities	(9,644)	(9,184)
Lease liabilities [Member] | Amortized Cost [Member]
Financial liabilities
Financial liabilities	(9,644)	(9,184)
Lease liabilities [Member] | FVTI [Member]
Financial liabilities
Financial liabilities
Lease liabilities [Member] | FVTOCI [Member]
Financial liabilities
Financial liabilities